Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
Note 6 – Cash and Cash Equivalents

	As at December 31,
	2024	2023
	$ Thousands
Cash and cash equivalents in banks	860,127	537,478
Time deposits	155,724	159,360
	1,015,851	696,838

The Group held cash and cash equivalents which are of investment grade based on Standard and Poor’s Ratings.